Condensed financial information of the parent company - Schedule of Parent Company Condensed Balance Sheets (Details) - Parent Company [Member] - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Assets
Investment in subsidiaries	$ 6,844,628	$ 5,193,813
Total assets	6,844,628	5,193,813
Shareholders’ equity
Additional paid-in capital	4,856,513	4,856,513
Statutory reserve	648,790	513,459
Accumulated other comprehensive loss	(121,819)	(431,541)
Retained earnings	1,460,104	254,342
Total shareholders’ equity	6,844,628	5,193,813
Total liabilities and shareholders’ equity	6,844,628	5,193,813
Class A Ordinary Share [Member]
Shareholders’ equity
Common stock value	184	184
Class B Ordinary Share [Member]
Shareholders’ equity
Common stock value	$ 856	$ 856